Income taxes - Details of Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current tax expense (recovery)	$ 38,527	$ 34,914
Deferred tax expense (recovery)	(12,945)	(9,998)
Total tax expense	$ 25,582	$ 24,916